Taxation - Additional Information (Detail)	12 Months Ended								12 Months Ended									1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Federal tax USD ($)	Dec. 31, 2014 State income tax USD ($)	Dec. 31, 2014 Minimum	Dec. 31, 2014 Minimum Scenario 1	Dec. 31, 2014 Maximum	Dec. 31, 2014 Maximum Scenario 2	Dec. 31, 2012 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2011 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2010 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2009 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2008 Subsidiaries and VIE subsidiaries in PRC	Oct. 31, 2014 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")	Nov. 30, 2008 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")	Dec. 31, 2014 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2013 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2012 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2014 United states
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%							25.00%	24.00%	22.00%	20.00%	18.00%						34.00%
Preferential enterprise income tax rate for three years					15.00%	15.00%												15.00%	15.00%
Tax savings from reduced tax rate																				$ 0	$ 0	$ 0
State income tax rate																							0.48%
Increase (decrease) in valuation allowance	(3,386,516)	(21,011,979)		134,391,290		135,199,657
Net operating loss carry forwards		934,200,000					110,600,000	67,600,000
Net operating loss carry forwards expiring In 2015		220,900,000
Net operating loss carry forwards expiring In 2016		155,800,000
Net operating loss carry forwards expiring In 2017		308,300,000
Net operating loss carry forwards expiring In 2018		190,300,000
Net operating loss carry forwards expiring In 2019		58,900,000
Net operating loss carry forwards, expiration year									2026		2016
Tax credit available to offset future taxes payable							100,000	100,000
Foreign tax credit available to offset future taxes payable							2,500,000
Tax credit available to offset future taxes payable, expiration date							2016
Withholding income tax rate for dividends from profits of foreign invested enterprises	10.00%	10.00%								5.00%		10.00%
Percentage of beneficial interest owned										25.00%		25.00%
Withholding income taxes for undistributed profits	0		0		0
Income tax, statute of limitation									3 years		5 years
Income tax, statute of limitation, underpayment of tax liability to be considered as special circumstance		100,000
Income tax, statute of limitation under special circumstance	10 years	10 years